Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 942,175,179.00
Total Fee Amount	130,114.39
Total Offset Amount	0.00
Net Fee	$ 130,114.39
Offering Table N/A
Offset Table N/A	N/A